SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Asset management fees
Disclosure of intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Development fees
Disclosure of intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
The Johnson Companies LP
Disclosure of intangible assets [line items]
Proportion of ownership interest in subsidiary	50.10%